Exhibit 99.2

June 11, 2021

CPI/AMHERST SFR PROGRAM II VENTURE, L.L.C.

1001 Pennsylvania Avenue

Washington, D.C. 20004

RE: AMSR 2021-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review

To whom it may concern:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

A. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by CPI/AMHERST SFR PROGRAM II VENTURE, L.L.C. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

B. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or the Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

C. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties. Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

D. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

a. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

b. The value of the Properties or any other collateral securing the Mortgage Loan,

c. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

d. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 582 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

[Signatures on following page]

Executed as of the day and year first above written.

BCHH, Inc.

By:	/s/Charles Marino
Name:	Charles Marino
Title:	President

Schedule I

Property ID	HOA Status
1677048	APPARENT NON-HOA PROPERTY
1677264	APPARENT NON-HOA PROPERTY
1809037	APPARENT NON-HOA PROPERTY
1954422	APPARENT NON-HOA PROPERTY
2323307	APPARENT NON-HOA PROPERTY
2400594	APPARENT NON-HOA PROPERTY
2965418	APPARENT NON-HOA PROPERTY
2972927	APPARENT NON-HOA PROPERTY
2997126	APPARENT NON-HOA PROPERTY
3053875	APPARENT NON-HOA PROPERTY
3116470	APPARENT NON-HOA PROPERTY
3555859	APPARENT NON-HOA PROPERTY
3613978	APPARENT NON-HOA PROPERTY
3748039	APPARENT NON-HOA PROPERTY
3940136	APPARENT NON-HOA PROPERTY
3959357	APPARENT NON-HOA PROPERTY
4061647	APPARENT NON-HOA PROPERTY
4061663	APPARENT NON-HOA PROPERTY
4107372	APPARENT NON-HOA PROPERTY
4360331	APPARENT NON-HOA PROPERTY
4452968	APPARENT NON-HOA PROPERTY
5038118	APPARENT NON-HOA PROPERTY
5189643	APPARENT NON-HOA PROPERTY
5585909	APPARENT NON-HOA PROPERTY
5686374	APPARENT NON-HOA PROPERTY
5893667	APPARENT NON-HOA PROPERTY
5913567	APPARENT NON-HOA PROPERTY
5929008	APPARENT NON-HOA PROPERTY
6078791	APPARENT NON-HOA PROPERTY
6140443	APPARENT NON-HOA PROPERTY
6178221	APPARENT NON-HOA PROPERTY
6725886	APPARENT NON-HOA PROPERTY
6746470	APPARENT NON-HOA PROPERTY
6763874	APPARENT NON-HOA PROPERTY
6773569	APPARENT NON-HOA PROPERTY
6799912	APPARENT NON-HOA PROPERTY
6856923	APPARENT NON-HOA PROPERTY
6872558	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
6914203	APPARENT NON-HOA PROPERTY
6915562	APPARENT NON-HOA PROPERTY
6916531	APPARENT NON-HOA PROPERTY
6917006	APPARENT NON-HOA PROPERTY
6935575	APPARENT NON-HOA PROPERTY
6973989	APPARENT NON-HOA PROPERTY
6987287	APPARENT NON-HOA PROPERTY
6988250	APPARENT NON-HOA PROPERTY
6992480	APPARENT NON-HOA PROPERTY
7193177	APPARENT NON-HOA PROPERTY
7203463	APPARENT NON-HOA PROPERTY
7204525	APPARENT NON-HOA PROPERTY
7210566	APPARENT NON-HOA PROPERTY
7214236	APPARENT NON-HOA PROPERTY
7215367	APPARENT NON-HOA PROPERTY
7229381	APPARENT NON-HOA PROPERTY
7234270	APPARENT NON-HOA PROPERTY
7237763	APPARENT NON-HOA PROPERTY
7240356	APPARENT NON-HOA PROPERTY
7240624	APPARENT NON-HOA PROPERTY
7248830	APPARENT NON-HOA PROPERTY
7283198	APPARENT NON-HOA PROPERTY
7290645	APPARENT NON-HOA PROPERTY
7295045	APPARENT NON-HOA PROPERTY
7300577	APPARENT NON-HOA PROPERTY
7302087	APPARENT NON-HOA PROPERTY
7309358	APPARENT NON-HOA PROPERTY
7309454	APPARENT NON-HOA PROPERTY
7310488	APPARENT NON-HOA PROPERTY
7318131	APPARENT NON-HOA PROPERTY
7324066	APPARENT NON-HOA PROPERTY
7324415	APPARENT NON-HOA PROPERTY
7328203	APPARENT NON-HOA PROPERTY
7331687	APPARENT NON-HOA PROPERTY
7334560	APPARENT NON-HOA PROPERTY
7335077	APPARENT NON-HOA PROPERTY
7339193	APPARENT NON-HOA PROPERTY
7341041	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
7343704	APPARENT NON-HOA PROPERTY
7347582	APPARENT NON-HOA PROPERTY
7354688	APPARENT NON-HOA PROPERTY
7358606	APPARENT NON-HOA PROPERTY
7358640	APPARENT NON-HOA PROPERTY
7358929	APPARENT NON-HOA PROPERTY
7358951	APPARENT NON-HOA PROPERTY
7368081	APPARENT NON-HOA PROPERTY
7369787	APPARENT NON-HOA PROPERTY
7374229	APPARENT NON-HOA PROPERTY
7374918	APPARENT NON-HOA PROPERTY
7375726	APPARENT NON-HOA PROPERTY
7376034	APPARENT NON-HOA PROPERTY
7379567	APPARENT NON-HOA PROPERTY
7380431	APPARENT NON-HOA PROPERTY
7380978	APPARENT NON-HOA PROPERTY
7393796	APPARENT NON-HOA PROPERTY
7397234	APPARENT NON-HOA PROPERTY
7397269	APPARENT NON-HOA PROPERTY
7397684	APPARENT NON-HOA PROPERTY
7397698	APPARENT NON-HOA PROPERTY
7398551	APPARENT NON-HOA PROPERTY
7402321	APPARENT NON-HOA PROPERTY
7404261	APPARENT NON-HOA PROPERTY
7405424	APPARENT NON-HOA PROPERTY
7409230	APPARENT NON-HOA PROPERTY
7413014	APPARENT NON-HOA PROPERTY
7415805	APPARENT NON-HOA PROPERTY
7417263	APPARENT NON-HOA PROPERTY
7420677	APPARENT NON-HOA PROPERTY
7421019	APPARENT NON-HOA PROPERTY
7421034	APPARENT NON-HOA PROPERTY
7421807	APPARENT NON-HOA PROPERTY
7427365	APPARENT NON-HOA PROPERTY
7434857	APPARENT NON-HOA PROPERTY
7434859	APPARENT NON-HOA PROPERTY
7435793	APPARENT NON-HOA PROPERTY
7438079	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
7438081	APPARENT NON-HOA PROPERTY
7438201	APPARENT NON-HOA PROPERTY
7441318	APPARENT NON-HOA PROPERTY
7442087	APPARENT NON-HOA PROPERTY
7444709	APPARENT NON-HOA PROPERTY
7453289	APPARENT NON-HOA PROPERTY
7454955	APPARENT NON-HOA PROPERTY
7458669	APPARENT NON-HOA PROPERTY
7458678	APPARENT NON-HOA PROPERTY
7459950	APPARENT NON-HOA PROPERTY
7467849	APPARENT NON-HOA PROPERTY
7470075	APPARENT NON-HOA PROPERTY
7470784	APPARENT NON-HOA PROPERTY
7470790	APPARENT NON-HOA PROPERTY
7470798	APPARENT NON-HOA PROPERTY
7470929	APPARENT NON-HOA PROPERTY
7472454	APPARENT NON-HOA PROPERTY
7490580	APPARENT NON-HOA PROPERTY
7490768	APPARENT NON-HOA PROPERTY
7493367	APPARENT NON-HOA PROPERTY
7493900	APPARENT NON-HOA PROPERTY
7502026	APPARENT NON-HOA PROPERTY
7502952	APPARENT NON-HOA PROPERTY
7505504	APPARENT NON-HOA PROPERTY
7506990	APPARENT NON-HOA PROPERTY
7507027	APPARENT NON-HOA PROPERTY
7514165	APPARENT NON-HOA PROPERTY
7514206	APPARENT NON-HOA PROPERTY
7514731	APPARENT NON-HOA PROPERTY
7514733	APPARENT NON-HOA PROPERTY
7518044	APPARENT NON-HOA PROPERTY
7518254	APPARENT NON-HOA PROPERTY
7518697	APPARENT NON-HOA PROPERTY
7519173	APPARENT NON-HOA PROPERTY
7519387	APPARENT NON-HOA PROPERTY
7519675	APPARENT NON-HOA PROPERTY
7521359	APPARENT NON-HOA PROPERTY
7524296	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
7527917	APPARENT NON-HOA PROPERTY
7538977	APPARENT NON-HOA PROPERTY
7540564	APPARENT NON-HOA PROPERTY
7546201	APPARENT NON-HOA PROPERTY
7547742	APPARENT NON-HOA PROPERTY
7556620	APPARENT NON-HOA PROPERTY
7556633	APPARENT NON-HOA PROPERTY
7568210	APPARENT NON-HOA PROPERTY
7570737	APPARENT NON-HOA PROPERTY
7574183	APPARENT NON-HOA PROPERTY
7574615	APPARENT NON-HOA PROPERTY
7576378	APPARENT NON-HOA PROPERTY
7577338	APPARENT NON-HOA PROPERTY
7577367	APPARENT NON-HOA PROPERTY
7577422	APPARENT NON-HOA PROPERTY
7577575	APPARENT NON-HOA PROPERTY
7580214	APPARENT NON-HOA PROPERTY
7584697	APPARENT NON-HOA PROPERTY
7590084	APPARENT NON-HOA PROPERTY
7592331	APPARENT NON-HOA PROPERTY
7604831	APPARENT NON-HOA PROPERTY
7608241	APPARENT NON-HOA PROPERTY
7611207	APPARENT NON-HOA PROPERTY
7618494	APPARENT NON-HOA PROPERTY
7618917	APPARENT NON-HOA PROPERTY
7619636	APPARENT NON-HOA PROPERTY
7626973	APPARENT NON-HOA PROPERTY
7627698	APPARENT NON-HOA PROPERTY
7628946	APPARENT NON-HOA PROPERTY
7629231	APPARENT NON-HOA PROPERTY
7629287	APPARENT NON-HOA PROPERTY
7629404	APPARENT NON-HOA PROPERTY
7638686	APPARENT NON-HOA PROPERTY
7642039	APPARENT NON-HOA PROPERTY
7642077	APPARENT NON-HOA PROPERTY
7643608	APPARENT NON-HOA PROPERTY
7645069	APPARENT NON-HOA PROPERTY
7647316	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
7649640	APPARENT NON-HOA PROPERTY
7652391	APPARENT NON-HOA PROPERTY
7652424	APPARENT NON-HOA PROPERTY
7652675	APPARENT NON-HOA PROPERTY
7653885	APPARENT NON-HOA PROPERTY
7654482	APPARENT NON-HOA PROPERTY
7658456	APPARENT NON-HOA PROPERTY
7659477	APPARENT NON-HOA PROPERTY
7659527	APPARENT NON-HOA PROPERTY
7660289	APPARENT NON-HOA PROPERTY
7661916	APPARENT NON-HOA PROPERTY
7666804	APPARENT NON-HOA PROPERTY
7666881	APPARENT NON-HOA PROPERTY
7671975	APPARENT NON-HOA PROPERTY
7671997	APPARENT NON-HOA PROPERTY
7672019	APPARENT NON-HOA PROPERTY
7673313	APPARENT NON-HOA PROPERTY
7673873	APPARENT NON-HOA PROPERTY
7674256	APPARENT NON-HOA PROPERTY
7675019	APPARENT NON-HOA PROPERTY
7676408	APPARENT NON-HOA PROPERTY
7681136	APPARENT NON-HOA PROPERTY
7681206	APPARENT NON-HOA PROPERTY
7681223	APPARENT NON-HOA PROPERTY
7681454	APPARENT NON-HOA PROPERTY
7682223	APPARENT NON-HOA PROPERTY
7683714	APPARENT NON-HOA PROPERTY
7689921	APPARENT NON-HOA PROPERTY
7689943	APPARENT NON-HOA PROPERTY
7692230	APPARENT NON-HOA PROPERTY
7692245	APPARENT NON-HOA PROPERTY
7693762	APPARENT NON-HOA PROPERTY
7693764	APPARENT NON-HOA PROPERTY
7695717	APPARENT NON-HOA PROPERTY
7697295	APPARENT NON-HOA PROPERTY
7697441	APPARENT NON-HOA PROPERTY
7699786	APPARENT NON-HOA PROPERTY
7701259	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
7702381	APPARENT NON-HOA PROPERTY
7702538	APPARENT NON-HOA PROPERTY
7710104	APPARENT NON-HOA PROPERTY
7715485	APPARENT NON-HOA PROPERTY
7715553	APPARENT NON-HOA PROPERTY
7715563	APPARENT NON-HOA PROPERTY
7718274	APPARENT NON-HOA PROPERTY
7718282	APPARENT NON-HOA PROPERTY
7718712	APPARENT NON-HOA PROPERTY
7719424	APPARENT NON-HOA PROPERTY
7719671	APPARENT NON-HOA PROPERTY
7719913	APPARENT NON-HOA PROPERTY
7726209	APPARENT NON-HOA PROPERTY
7728977	APPARENT NON-HOA PROPERTY
7741794	APPARENT NON-HOA PROPERTY
7748452	APPARENT NON-HOA PROPERTY
7753982	APPARENT NON-HOA PROPERTY
7754011	APPARENT NON-HOA PROPERTY
7754181	APPARENT NON-HOA PROPERTY
7754895	APPARENT NON-HOA PROPERTY
7754958	APPARENT NON-HOA PROPERTY
7754969	APPARENT NON-HOA PROPERTY
7757688	APPARENT NON-HOA PROPERTY
7763303	APPARENT NON-HOA PROPERTY
7763789	APPARENT NON-HOA PROPERTY
7764614	APPARENT NON-HOA PROPERTY
7764729	APPARENT NON-HOA PROPERTY
7767496	APPARENT NON-HOA PROPERTY
7767783	APPARENT NON-HOA PROPERTY
7770170	APPARENT NON-HOA PROPERTY
7770244	APPARENT NON-HOA PROPERTY
7776323	APPARENT NON-HOA PROPERTY
7780186	APPARENT NON-HOA PROPERTY
7780207	APPARENT NON-HOA PROPERTY
7807433	APPARENT NON-HOA PROPERTY
7808122	APPARENT NON-HOA PROPERTY
7808336	APPARENT NON-HOA PROPERTY
7808630	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
7808671	APPARENT NON-HOA PROPERTY
7809034	APPARENT NON-HOA PROPERTY
7810156	APPARENT NON-HOA PROPERTY
7815825	APPARENT NON-HOA PROPERTY
7820574	APPARENT NON-HOA PROPERTY
7822721	APPARENT NON-HOA PROPERTY
7832085	APPARENT NON-HOA PROPERTY
7832135	APPARENT NON-HOA PROPERTY
7836304	APPARENT NON-HOA PROPERTY
7836384	APPARENT NON-HOA PROPERTY
7838112	APPARENT NON-HOA PROPERTY
7838658	APPARENT NON-HOA PROPERTY
7859230	APPARENT NON-HOA PROPERTY
7866260	APPARENT NON-HOA PROPERTY
7866869	APPARENT NON-HOA PROPERTY
7867212	APPARENT NON-HOA PROPERTY
7869755	APPARENT NON-HOA PROPERTY
7870001	APPARENT NON-HOA PROPERTY
7870288	APPARENT NON-HOA PROPERTY
7870801	APPARENT NON-HOA PROPERTY
7871053	APPARENT NON-HOA PROPERTY
7871434	APPARENT NON-HOA PROPERTY
7872667	APPARENT NON-HOA PROPERTY
7873316	APPARENT NON-HOA PROPERTY
7874251	APPARENT NON-HOA PROPERTY
7875669	APPARENT NON-HOA PROPERTY
7876676	APPARENT NON-HOA PROPERTY
7877294	APPARENT NON-HOA PROPERTY
7877901	APPARENT NON-HOA PROPERTY
7878296	APPARENT NON-HOA PROPERTY
7879200	APPARENT NON-HOA PROPERTY
7879729	APPARENT NON-HOA PROPERTY
7886430	APPARENT NON-HOA PROPERTY
7887088	APPARENT NON-HOA PROPERTY
7887175	APPARENT NON-HOA PROPERTY
7891791	APPARENT NON-HOA PROPERTY
7892234	APPARENT NON-HOA PROPERTY
7898431	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
7900168	APPARENT NON-HOA PROPERTY
7906796	APPARENT NON-HOA PROPERTY
7910210	APPARENT NON-HOA PROPERTY
7915842	APPARENT NON-HOA PROPERTY
7919984	APPARENT NON-HOA PROPERTY
7932753	APPARENT NON-HOA PROPERTY
1534880	APPARENT NON-HOA PROPERTY
1631351	APPARENT NON-HOA PROPERTY
1676733	APPARENT NON-HOA PROPERTY
1760566	APPARENT NON-HOA PROPERTY
1840331	APPARENT NON-HOA PROPERTY
3071113	APPARENT NON-HOA PROPERTY
5154531	APPARENT NON-HOA PROPERTY
5188061	APPARENT NON-HOA PROPERTY
5617518	APPARENT NON-HOA PROPERTY
5891877	APPARENT NON-HOA PROPERTY
6079383	APPARENT NON-HOA PROPERTY
6733074	APPARENT NON-HOA PROPERTY
6789991	APPARENT NON-HOA PROPERTY
6908095	APPARENT NON-HOA PROPERTY
6923731	APPARENT NON-HOA PROPERTY
6938969	APPARENT NON-HOA PROPERTY
6939007	APPARENT NON-HOA PROPERTY
6946871	APPARENT NON-HOA PROPERTY
6970487	APPARENT NON-HOA PROPERTY
6974005	APPARENT NON-HOA PROPERTY
6976432	APPARENT NON-HOA PROPERTY
6987675	APPARENT NON-HOA PROPERTY
6987676	APPARENT NON-HOA PROPERTY
6987677	APPARENT NON-HOA PROPERTY
6987678	APPARENT NON-HOA PROPERTY
6987679	APPARENT NON-HOA PROPERTY
6987680	APPARENT NON-HOA PROPERTY
6987681	APPARENT NON-HOA PROPERTY
6987682	APPARENT NON-HOA PROPERTY
6987683	APPARENT NON-HOA PROPERTY
6987684	APPARENT NON-HOA PROPERTY
6987685	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
6987686	APPARENT NON-HOA PROPERTY
6987687	APPARENT NON-HOA PROPERTY
6987688	APPARENT NON-HOA PROPERTY
6987689	APPARENT NON-HOA PROPERTY
6987690	APPARENT NON-HOA PROPERTY
6987691	APPARENT NON-HOA PROPERTY
6987692	APPARENT NON-HOA PROPERTY
6987693	APPARENT NON-HOA PROPERTY
6987695	APPARENT NON-HOA PROPERTY
7031883	APPARENT NON-HOA PROPERTY
7166612	APPARENT NON-HOA PROPERTY
7169611	APPARENT NON-HOA PROPERTY
7179988	APPARENT NON-HOA PROPERTY
7187890	APPARENT NON-HOA PROPERTY
7189441	APPARENT NON-HOA PROPERTY
7192006	APPARENT NON-HOA PROPERTY
7198306	APPARENT NON-HOA PROPERTY
7199240	APPARENT NON-HOA PROPERTY
7201931	APPARENT NON-HOA PROPERTY
7203130	APPARENT NON-HOA PROPERTY
7209433	APPARENT NON-HOA PROPERTY
7211726	APPARENT NON-HOA PROPERTY
7214424	APPARENT NON-HOA PROPERTY
7215373	APPARENT NON-HOA PROPERTY
7216075	APPARENT NON-HOA PROPERTY
7232494	APPARENT NON-HOA PROPERTY
7235300	APPARENT NON-HOA PROPERTY
7238893	APPARENT NON-HOA PROPERTY
7241324	APPARENT NON-HOA PROPERTY
7243136	APPARENT NON-HOA PROPERTY
7243141	APPARENT NON-HOA PROPERTY
7247008	APPARENT NON-HOA PROPERTY
7247032	APPARENT NON-HOA PROPERTY
7248839	APPARENT NON-HOA PROPERTY
7250178	APPARENT NON-HOA PROPERTY
7269813	APPARENT NON-HOA PROPERTY
7272441	APPARENT NON-HOA PROPERTY
7274786	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
7275399	APPARENT NON-HOA PROPERTY
7276931	APPARENT NON-HOA PROPERTY
7278781	APPARENT NON-HOA PROPERTY
7278783	APPARENT NON-HOA PROPERTY
7281611	APPARENT NON-HOA PROPERTY
7289418	APPARENT NON-HOA PROPERTY
7294268	APPARENT NON-HOA PROPERTY
7302541	APPARENT NON-HOA PROPERTY
7312800	APPARENT NON-HOA PROPERTY
7321839	APPARENT NON-HOA PROPERTY
7331466	APPARENT NON-HOA PROPERTY
7334208	APPARENT NON-HOA PROPERTY
7347435	APPARENT NON-HOA PROPERTY
7358628	APPARENT NON-HOA PROPERTY
7368085	APPARENT NON-HOA PROPERTY
7374907	APPARENT NON-HOA PROPERTY
7382208	APPARENT NON-HOA PROPERTY
7382214	APPARENT NON-HOA PROPERTY
7393972	APPARENT NON-HOA PROPERTY
7395452	APPARENT NON-HOA PROPERTY
7397710	APPARENT NON-HOA PROPERTY
7409182	APPARENT NON-HOA PROPERTY
7409455	APPARENT NON-HOA PROPERTY
7413045	APPARENT NON-HOA PROPERTY
7429095	APPARENT NON-HOA PROPERTY
7430118	APPARENT NON-HOA PROPERTY
7438752	APPARENT NON-HOA PROPERTY
7440232	APPARENT NON-HOA PROPERTY
7442297	APPARENT NON-HOA PROPERTY
7444674	APPARENT NON-HOA PROPERTY
7445742	APPARENT NON-HOA PROPERTY
7454367	APPARENT NON-HOA PROPERTY
7458612	APPARENT NON-HOA PROPERTY
7458662	APPARENT NON-HOA PROPERTY
7463016	APPARENT NON-HOA PROPERTY
7491162	APPARENT NON-HOA PROPERTY
7495637	APPARENT NON-HOA PROPERTY
7496368	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
7509249	APPARENT NON-HOA PROPERTY
7517629	APPARENT NON-HOA PROPERTY
7518293	APPARENT NON-HOA PROPERTY
7524482	APPARENT NON-HOA PROPERTY
7524516	APPARENT NON-HOA PROPERTY
7536358	APPARENT NON-HOA PROPERTY
7540565	APPARENT NON-HOA PROPERTY
7541222	APPARENT NON-HOA PROPERTY
7546477	APPARENT NON-HOA PROPERTY
7556801	APPARENT NON-HOA PROPERTY
7564356	APPARENT NON-HOA PROPERTY
7574697	APPARENT NON-HOA PROPERTY
7592308	APPARENT NON-HOA PROPERTY
7596062	APPARENT NON-HOA PROPERTY
7614269	APPARENT NON-HOA PROPERTY
7618924	APPARENT NON-HOA PROPERTY
7623379	APPARENT NON-HOA PROPERTY
7624923	APPARENT NON-HOA PROPERTY
7626908	APPARENT NON-HOA PROPERTY
7640562	APPARENT NON-HOA PROPERTY
7650487	APPARENT NON-HOA PROPERTY
7650916	APPARENT NON-HOA PROPERTY
7651884	APPARENT NON-HOA PROPERTY
7652488	APPARENT NON-HOA PROPERTY
7653896	APPARENT NON-HOA PROPERTY
7653927	APPARENT NON-HOA PROPERTY
7656865	APPARENT NON-HOA PROPERTY
7660184	APPARENT NON-HOA PROPERTY
7673301	APPARENT NON-HOA PROPERTY
7674360	APPARENT NON-HOA PROPERTY
7675801	APPARENT NON-HOA PROPERTY
7680204	APPARENT NON-HOA PROPERTY
7686392	APPARENT NON-HOA PROPERTY
7693973	APPARENT NON-HOA PROPERTY
7694722	APPARENT NON-HOA PROPERTY
7699326	APPARENT NON-HOA PROPERTY
7701399	APPARENT NON-HOA PROPERTY
7703809	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
7705216	APPARENT NON-HOA PROPERTY
7705515	APPARENT NON-HOA PROPERTY
7705552	APPARENT NON-HOA PROPERTY
7715120	APPARENT NON-HOA PROPERTY
7715451	APPARENT NON-HOA PROPERTY
7718313	APPARENT NON-HOA PROPERTY
7719921	APPARENT NON-HOA PROPERTY
7727037	APPARENT NON-HOA PROPERTY
7728115	APPARENT NON-HOA PROPERTY
7728924	APPARENT NON-HOA PROPERTY
7741765	APPARENT NON-HOA PROPERTY
7754453	APPARENT NON-HOA PROPERTY
7757549	APPARENT NON-HOA PROPERTY
7757773	APPARENT NON-HOA PROPERTY
7767307	APPARENT NON-HOA PROPERTY
7780166	APPARENT NON-HOA PROPERTY
7781675	APPARENT NON-HOA PROPERTY
7781994	APPARENT NON-HOA PROPERTY
7782504	APPARENT NON-HOA PROPERTY
7782688	APPARENT NON-HOA PROPERTY
7783051	APPARENT NON-HOA PROPERTY
7794219	APPARENT NON-HOA PROPERTY
7794249	APPARENT NON-HOA PROPERTY
7809411	APPARENT NON-HOA PROPERTY
7816329	APPARENT NON-HOA PROPERTY
7828230	APPARENT NON-HOA PROPERTY
7829342	APPARENT NON-HOA PROPERTY
7829743	APPARENT NON-HOA PROPERTY
7831665	APPARENT NON-HOA PROPERTY
7838061	APPARENT NON-HOA PROPERTY
7857287	APPARENT NON-HOA PROPERTY
7857353	APPARENT NON-HOA PROPERTY
7860325	APPARENT NON-HOA PROPERTY
7865016	APPARENT NON-HOA PROPERTY
7865245	APPARENT NON-HOA PROPERTY
7866447	APPARENT NON-HOA PROPERTY
7867378	APPARENT NON-HOA PROPERTY
7869670	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
7870651	APPARENT NON-HOA PROPERTY
7872468	APPARENT NON-HOA PROPERTY
7873678	APPARENT NON-HOA PROPERTY
7874475	APPARENT NON-HOA PROPERTY
7875108	APPARENT NON-HOA PROPERTY
7875230	APPARENT NON-HOA PROPERTY
7875231	APPARENT NON-HOA PROPERTY
7875783	APPARENT NON-HOA PROPERTY
7875902	APPARENT NON-HOA PROPERTY
7876085	APPARENT NON-HOA PROPERTY
7876446	APPARENT NON-HOA PROPERTY
7878707	APPARENT NON-HOA PROPERTY
7879274	APPARENT NON-HOA PROPERTY
7880134	APPARENT NON-HOA PROPERTY
7880211	APPARENT NON-HOA PROPERTY
7881385	APPARENT NON-HOA PROPERTY
7887163	APPARENT NON-HOA PROPERTY
7887301	APPARENT NON-HOA PROPERTY
7887546	APPARENT NON-HOA PROPERTY
7887938	APPARENT NON-HOA PROPERTY
7889202	APPARENT NON-HOA PROPERTY
7890390	APPARENT NON-HOA PROPERTY
7891732	APPARENT NON-HOA PROPERTY
7893845	APPARENT NON-HOA PROPERTY
7893864	APPARENT NON-HOA PROPERTY
7893866	APPARENT NON-HOA PROPERTY
7895311	APPARENT NON-HOA PROPERTY
7895581	APPARENT NON-HOA PROPERTY
7900984	APPARENT NON-HOA PROPERTY
7901478	APPARENT NON-HOA PROPERTY
7903561	APPARENT NON-HOA PROPERTY
7906891	APPARENT NON-HOA PROPERTY
7907536	APPARENT NON-HOA PROPERTY
7907933	APPARENT NON-HOA PROPERTY
7908574	APPARENT NON-HOA PROPERTY
7909327	APPARENT NON-HOA PROPERTY
7909495	APPARENT NON-HOA PROPERTY
7910238	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
7912296	APPARENT NON-HOA PROPERTY
7912404	APPARENT NON-HOA PROPERTY
7912749	APPARENT NON-HOA PROPERTY
7912997	APPARENT NON-HOA PROPERTY
7913121	APPARENT NON-HOA PROPERTY
7913984	APPARENT NON-HOA PROPERTY
7915656	APPARENT NON-HOA PROPERTY
7916592	APPARENT NON-HOA PROPERTY
7917390	APPARENT NON-HOA PROPERTY
7919694	APPARENT NON-HOA PROPERTY
7930579	APPARENT NON-HOA PROPERTY
7930760	APPARENT NON-HOA PROPERTY
7932193	APPARENT NON-HOA PROPERTY
7933426	APPARENT NON-HOA PROPERTY
7935369	APPARENT NON-HOA PROPERTY
7936908	APPARENT NON-HOA PROPERTY
7938182	APPARENT NON-HOA PROPERTY
7939996	APPARENT NON-HOA PROPERTY
7941603	APPARENT NON-HOA PROPERTY
7942652	APPARENT NON-HOA PROPERTY
7942783	APPARENT NON-HOA PROPERTY
7948092	APPARENT NON-HOA PROPERTY
7948170	APPARENT NON-HOA PROPERTY
7951396	APPARENT NON-HOA PROPERTY
7954009	APPARENT NON-HOA PROPERTY
7955081	APPARENT NON-HOA PROPERTY
7957448	APPARENT NON-HOA PROPERTY
7959402	APPARENT NON-HOA PROPERTY
7962690	APPARENT NON-HOA PROPERTY
7968038	APPARENT NON-HOA PROPERTY
7970124	APPARENT NON-HOA PROPERTY
7971853	APPARENT NON-HOA PROPERTY
7975251	APPARENT NON-HOA PROPERTY
7976978	APPARENT NON-HOA PROPERTY
7977078	APPARENT NON-HOA PROPERTY
7978210	APPARENT NON-HOA PROPERTY
7980174	APPARENT NON-HOA PROPERTY
7982746	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
7983507	APPARENT NON-HOA PROPERTY
7984056	APPARENT NON-HOA PROPERTY
7985134	APPARENT NON-HOA PROPERTY
7990427	APPARENT NON-HOA PROPERTY
7990491	APPARENT NON-HOA PROPERTY
7991259	APPARENT NON-HOA PROPERTY
7995696	APPARENT NON-HOA PROPERTY
7997711	APPARENT NON-HOA PROPERTY
7997875	APPARENT NON-HOA PROPERTY
8001169	APPARENT NON-HOA PROPERTY
8003491	APPARENT NON-HOA PROPERTY
8006770	APPARENT NON-HOA PROPERTY